Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	Vampt America, Inc.
Entity Central Index Key	0001365022
Document Type	8-K
Document Period End Date	Mar 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Amendment Description

The purpose of this Amendment No. 3 on a Form 8-K/A (the “Amendment”) is to amend our current report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on May 11, 2012, as amended by a Form 8-K/A filed on August 31, 2012 and a Form 8-K/A filed on October 1, 2012 (collectively, the “Initial Filings”).

This Amendment amends and restates the Initial Filings.

Unless otherwise specifically stated, the disclosure provided in this document speaks as of the date of the Form 8-K filed on May 11, 2012 and has not been update with more current information. This Amendment should be read in conjunction with the Initial Filings and our other filings made with the SEC.

Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012

Unaudited Pro Forma Balance Sheet (USD $)	Mar. 31, 2012
Stockholders’ equity (deficit)
Additional paid in capital	$ 507,588
Coronado Corp. [Member]
Current
Cash and cash equivalents	7,601
Accounts receivable
Accounts receivable - related party
Inventories
Prepaid expenses and deposits
Total current assets	7,601
Deferred financing costs
Total Assets	7,601
Accounts payable and accrued liabilities	40,664
Short term debt	47,500
Short term notes due to related parties	68,574
Short term note payable
Short term convertible notes payable
Accrued interest to related parties	18,073
Derivative liability
Due to stockholder
Total Current liabilities	174,811
Long term convertible notes payable
Total Liabilities	174,811
Stockholders’ equity (deficit)
Capital Stock Authorized: 100,000,000 common share, $0.001 par value , Issued and outstanding shares: 17,287,502	5,589
Capital Stock Authorized: 100,000,000 common share, $0.001 par value, Issued and outstanding shares: 17,287,502
Additional paid in capital	523,894
Deficit	(696,693)
Total stockholders’ equity	(167,210)
Total	7,601
Vampt Beverage USA, Corp [Member]
Current
Cash and cash equivalents	81,842
Accounts receivable	10,311
Accounts receivable - related party	25,000
Inventories	213,843
Prepaid expenses and deposits	61,000
Total current assets	391,996
Deferred financing costs	9,912
Total Assets	401,908
Accounts payable and accrued liabilities	281,713
Short term debt
Short term notes due to related parties
Short term note payable	575,000
Short term convertible notes payable	380,590
Accrued interest to related parties
Derivative liability	9,768
Due to stockholder	683,937
Total Current liabilities	1,931,008
Long term convertible notes payable	64,702
Total Liabilities	1,995,710
Stockholders’ equity (deficit)
Capital Stock Authorized: 100,000,000 common share, $0.001 par value , Issued and outstanding shares: 17,287,502
Capital Stock Authorized: 100,000,000 common share, $0.001 par value, Issued and outstanding shares: 17,287,502	2,047
Additional paid in capital	665,582
Deficit	(2,261,431)
Total stockholders’ equity	(1,593,802)
Total	401,908
Pro Forma Adjustments [Member]
Current
Cash and cash equivalents	29,637
Accounts receivable
Inventories
Prepaid expenses and deposits
Total current assets	29,637
Deferred financing costs
Total Assets	29,637
Accounts payable and accrued liabilities	(36,833)
Short term debt	(45,640)
Short term notes due to related parties	(68,574)
Short term note payable
Accrued interest to related parties	(18,073)
Derivative liability
Due to stockholder
Total Current liabilities	(169,120)
Long term convertible notes payable
Total Liabilities	(169,120)
Stockholders’ equity (deficit)
Capital Stock Authorized: 100,000,000 common share, $0.001 par value , Issued and outstanding shares: 17,287,502	11,699
Capital Stock Authorized: 100,000,000 common share, $0.001 par value, Issued and outstanding shares: 17,287,502	2,047
Additional paid in capital	(507,588)
Deficit	696,693
Total stockholders’ equity	198,757
Total	29,637
Pro Forma [Member]
Current
Cash and cash equivalents	119,080
Accounts receivable	10,311
Accounts receivable - related party	25,000
Inventories	213,843
Prepaid expenses and deposits	61,000
Total current assets	429,234
Deferred financing costs	9,912
Total Assets	439,146
Accounts payable and accrued liabilities	285,544
Short term debt	1,860
Short term notes due to related parties
Short term note payable	575,000
Short term convertible notes payable	380,590
Accrued interest to related parties
Derivative liability	9,768
Due to stockholder	683,937
Total Current liabilities	1,936,699
Long term convertible notes payable	64,702
Total Liabilities	2,001,401
Stockholders’ equity (deficit)
Capital Stock Authorized: 100,000,000 common share, $0.001 par value , Issued and outstanding shares: 17,287,502	17,288
Capital Stock Authorized: 100,000,000 common share, $0.001 par value, Issued and outstanding shares: 17,287,502
Additional paid in capital	681,888
Deficit	(2,261,431)
Total stockholders’ equity	(1,562,255)
Total	$ 439,146

Unaudited Pro Forma Balance Sheet (Parenthetical) (USD $)	Mar. 31, 2012
Common stock, par value	$ 0.001
Coronado Corp. [Member]
Common stock, shares authorized	100,000,000
Common stock, par value	$ 0.001
Common stock, shares issued	17,287,502
Common stock, shares outstanding	17,287,502
Vampt Beverage USA, Corp [Member]
Common stock, shares authorized	100,000,000
Common stock, par value	$ 0.001
Common stock, shares issued	17,287,502
Common stock, shares outstanding	17,287,502
Pro Forma Adjustments [Member]
Common stock, shares authorized	100,000,000
Common stock, par value	$ 0.001
Common stock, shares issued	17,287,502
Common stock, shares outstanding	17,287,502
Pro Forma [Member]
Common stock, shares authorized	100,000,000
Common stock, par value	$ 0.001
Common stock, shares issued	17,287,502
Common stock, shares outstanding	17,287,502

Unaudited Pro Forma Statement of Operations (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Coronado Corp. [Member]
Revenue
Cost of goods sold
Gross Profit
Expenses
Compensation and benefits
General and administrative	3,577	9,698
Product research and development
Professional fees	19,822	26,152
Sales and marketing
Travel
Operating expenses total	23,399	35,850
Other Income (Expense)
Gain on derivative liability	(2,733)
Interest expense – related parties		(41,765)
Interest expense
Gain on foreign exchange	(599)	1,182
Net loss	(26,731)	(76,433)
Basic and diluted loss per common share	$ 0	$ (0.02)
Weighted average number of common shares outstanding	5,462,522	5,017,808
Vampt Beverage USA, Corp [Member]
Revenue	27,850	517,462
Cost of goods sold	39,358	916,376
Gross Profit	(11,508)	(398,914)
Expenses
Compensation and benefits	164,387	473,548
General and administrative	28,707	72,789
Product research and development		100,174
Professional fees	38,810	127,555
Sales and marketing	57,634	514,764
Travel	20,654	150,146
Operating expenses total	310,192	1,438,976
Other Income (Expense)
Gain on derivative liability
Interest expense – related parties	736
Interest expense	(33,372)	(50,722)
Gain on foreign exchange
Net loss	(354,336)	(1,888,612)
Basic and diluted loss per common share
Weighted average number of common shares outstanding
Pro Forma Adjustments [Member]
Revenue
Cost of goods sold
Gross Profit
Expenses
Compensation and benefits
General and administrative	(3,577)	(9,698)
Product research and development
Professional fees	(19,822)	(26,152)
Sales and marketing
Travel
Operating expenses total	(23,399)	(35,850)
Other Income (Expense)
Gain on derivative liability	2,733
Interest expense – related parties		41,765
Interest expense
Gain on foreign exchange	599	(1,182)
Net loss	26,731	76,433
Basic and diluted loss per common share
Weighted average number of common shares outstanding	10,568,751	10,568,751
Pro Forma [Member]
Revenue	27,850	517,462
Cost of goods sold	39,358	916,376
Gross Profit	(11,508)	(398,914)
Expenses
Compensation and benefits	164,387	473,548
General and administrative	28,707	72,789
Product research and development		100,174
Professional fees	38,810	127,555
Sales and marketing	57,634	514,764
Travel	20,654	150,146
Operating expenses total	310,192	1,438,976
Other Income (Expense)
Gain on derivative liability
Interest expense – related parties	736
Interest expense	33,372	50,722
Gain on foreign exchange
Net loss	$ (354,336)	$ (1,888,612)
Basic and diluted loss per common share	$ (0.02)	$ (0.12)
Weighted average number of common shares outstanding	16,031,273	15,586,559

Basis of Presentation	3 Months Ended
Mar. 31, 2012
Basis Of Presentation
Basis of Presentation

NotE 1 – Basis of presentation

The unaudited pro forma consolidated balance sheet as at March 31, 2012 and the unaudited pro forma condensed statements of operations for the year end December 31, 2011 and the three month period ended March 31, 2012 are based on the unaudited balance sheets of Coronado Corp (the “Company) and Vampt Beverage USA, Corp (“Vampt”) as of March 31, 2012, the audited statements of operations for the year ended December 31, 2011 and the unaudited statements of operations for the three months ended March 31, 2012 combined with pro forma adjustments to give effect to the merger as if it occurred on March 31, 2012.

These unaudited pro forma financial statements are provided for illustrative purposes and do not purport to represent what the Company’s financial position would have been if such transactions has occurred on the above mentioned dates. These statements were prepared based on accounting principles generally accepted in the United States. The use of estimates is required and actual results could differ from the estimates used. The Company believes the assumptions used provide a reasonable basis for presenting the significant effects directly attributable to the acquisition.

Pro Forma Adjustments to Balance Sheet and Statements of Operations	3 Months Ended
Mar. 31, 2012
Pro Forma Adjustments To Balance Sheet And Statements Of Operations
Pro Forma Adjustments To Balance Sheet And Statements Of Operations

NOTE 2 – PRO FORMA ADJUSTMENTS TO BALANCE SHEET AND STATEMENTS OF OPERATIONS

A – To reflect the completion of the Company’s private placement financing, as if it happened March 31, 2012, by which it raised proceeds of $180,684 through the issuance of 1,129,169 common shares at a price of $0.16 per share and to reflect the settlement of the Company’s material liabilities as the use of the proceeds raised, with the remaining balance as an addition to cash. Capital stock increased by $1,130, representing the number of shares issued at par value of $0.001, with the difference of the total proceeds raised then allocated to additional paid-in capital.

B – To reflect the forgiveness of accrued interest of $18,073 owing to related parties as if it occurred on March 31, 2012.

C – To reflect the issuance of the Company’s common stock pursuant to the terms of the merger as described in Note 3.

D – To reflect the elimination of Vampt’s common stock pursuant to the terms of the merger as described in Note 3.

E – To reflect the elimination of the Company’s pre-merger historical accumulated deficit.

F – To reflect the impact to additional paid-in capital, of aggregate net transactions occurring in Notes A – E, as described above and summarized as follows:

A	$179,554
B	18,073
C	(10,569)
D	2,047
E	(696,693)
Total	$507,588

G – To reflect the elimination of the Company’s pre-merger expenses for the year ended December 31, 2011 and for the three months ended March 31, 2012.

H – The pro forma loss per common share is calculated as if the shares issued pursuant to the terms of the merger were issued at the beginning of the year ended December 31, 2012 and at the beginning of the three month period ended March 31, 2012 in order to give effect that shares had been issued at the beginning of the respective periods.

Reverse Merger Transaction	3 Months Ended
Mar. 31, 2012
Reverse Merger Transaction
Reverse Merger Transaction

 NOTE 3 – REVERSE MERGER TRANSACTION

Effective May 7, 2012, the Company entered into a series of transactions pursuant to which it acquired an operating business Vampt Beverage USA, Corp, (“Vampt”), by completing a statutory merger under the Nevada Revised Statutes (the “Merger”). The Merger was agreed to under a plan of merger and merger agreement dated December 8, 2011 among the Company and Vampt. The Merger was effected by converting all of the issued and outstanding common stock in the capital of Vampt and common share purchase warrants into the equivalent securities in the Company at a ratio of three-quarters of a Company security for every 1 Vampt security issued and at a price of less than $0.50 per share, and at a ratio of 1 the Company security for every 1 Vampt security issued at a price of $0.50 or more, and outstanding as of the effective time of the Merger. A total of 10,568,751 Company common shares and Company warrants to purchase up to an additional 476,250 Company common shares at a price of $0.75 per share until October 15, 2014 were issued, representing 60.4% of the total common shares of Vampt on a fully diluted basis taking into account the additional subscriptions received by Vampt, but not issued out of treasury as at June 30, 2012. The warrants issued by the Company are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate changes. As a result of the Merger, Vampt became a controlled majority-owned subsidiary of the Company. Vampt has one wholly-owned subsidiary, Vampt Brewing Company Limited.

Prior to and after completing the Merger, Vampt entered into subscription agreements granting subscribers the right to purchase 8,230,363 common shares and 4,073,158 warrants, options and convertible debt, representing 39.6% of the issued and outstanding securities of Vampt on a fully diluted basis. These securities had not been converted into securities of the Company as of June 30, 2012.

The Company also created a class of Series A Preferred Stock (the “Preferred Shares”) pursuant to the Merger. A total of 100 Preferred Shares (100%) were issued to Ian Toews, the former principal shareholder of Vampt who is now the Chief Executive Officer and a Director of the Company, under the Merger Agreement. The Preferred Shares carry the right for the holder to appoint two directors to the Company’s board of directors for a period of 3 years after the effective time of the Merger and the right to receive 10% of the consideration tendered in the event of any take-over or buy-out of the Company.

Effective June 19, 2012, pursuant to the Merger the Company changed its name from “Coronado Corp.” to “Vampt America Inc.”

Based on the unaudited balance sheet of the Company pre-Merger, the net assets at estimated fair market value that were combined in the Merger were as follows:

Cash	$47,425
Current liabilities	$21,308
Net assets acquired	$26,117

The acquisition was accounted for as a recapitalization and Vampt was deemed the acquirer for accounting purposes. The substance of the transaction is a capital transaction and will be accounted for as a reverse takeover.

Pro Forma Adjustments To Balance Sheet And Statements Of Operations (Tables)	3 Months Ended
Mar. 31, 2012
Pro Forma Adjustments To Balance Sheet And Statements Of Operations
Adjustments to Additional Paid-In Capital
A	$179,554
B	18,073
C	(10,569)
D	2,047
E	(696,693)
Total	$507,588

Reverse Merger Transaction (Tables)	3 Months Ended
Mar. 31, 2012
Reverse Merger Transaction
Summary of Net Assets at Estimated Fair Value
Cash	$47,425
Current liabilities	$21,308
Net assets acquired	$26,117

Pro Forma Adjustments to Balance Sheet and Statements of Operations (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2012
Pro Forma Adjustments To Balance Sheet And Statements Of Operations
Proceeds from common stock issuance	$ 180,684
Issuance of common shares	1,129,169
Common stock price per share	$ 0.16
Capital stock increased	1,130
Common stock, par value	$ 0.001
Forgiveness of accrued interest	$ 18,073

Pro Forma Adjustments To Balance Sheet And Statements Of Operations - Adjustments to Additional Paid-In Capital (Details) (USD $)	Mar. 31, 2012
Total	$ 507,588
A [Member]
Total	179,554
B [Member]
Total	18,073
C [Member]
Total	(10,569)
D [Member]
Total	2,047
E [Member]
Total	$ (696,693)

Reverse Merger Transaction (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2012
Reverse Merger Transaction
Securities issue price per share	$ 0.5
Total number of common stock shares	10,568,751
Warrants to purchase additional common stock	476,250
Percentage of total common stock issued	60.40%
Common stock price per share till October 15, 2014	$ 0.75
Right to purchase common stock shares granted to subscribers	8,230,363
Warrants granted	4,073,158
Percentage of issued and outstanding securities on diluted basis	39.60%
Preferred stock shares issued	100
Percentage of preferred stock shares issued	100.00%
Period of right to holders to appoint two directors	3 years
Percentage of right to receive on take-over or buy-out	10.00%

Summary of Net Assets at Estimated Fair Market Value (Details) (USD $)	Mar. 31, 2012
Reverse Merger Transaction
Cash	$ 47,425
Current liabilities	21,308
Net assets acquired	$ 26,117